Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Net of allowance (in Dollars)	$ 163			$ 437
Preferred stock, par value (in Dollars per share)	$ 0.001			$ 0.001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001			$ 0.001
Common stock, shares authorized	270,000,000			100,000,000
Common stock, shares issued	131,793,660			13,757,550
Common stock, shares outstanding	131,793,660			13,757,550
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized		100,000,000	100,000,000		100,000,000
Common stock, shares issued		14,643,740	14,643,740		13,757,550
Common stock, shares outstanding		14,643,740	14,643,740		13,757,550